Accrued Expenses and Other Current Liabilities (Details) - Schedule of other payables and other current liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Accrued salaries and social welfare	$ 382,769	$ 663,929
Accrued expenses	348,023	572,932
Reimbursed employee's expense	8,174	27,460
Deposits from customers	117,204	253,014
Others	10,164	131,383
Total accrued expenses and other current liabilities	$ 866,334	$ 1,530,473